INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
State and local taxes (net of federal benefits) (in hundredths)	3.60%	4.10%	4.20%
Effect of noncontrolling owned interest in earnings of partnerships (in hundredths)	(0.30%)	(0.20%)	(0.30%)
Manufacturing deduction (in hundredths)	(2.40%)	(2.00%)	(2.00%)
Tax credits, including foreign tax credit (in hundredths)	(1.60%)	(1.90%)	(2.50%)
Change in uncertain tax positions reserve (in hundredths)	0.30%	(0.20%)	0.60%
Other permanent differences (in hundredths)	0.70%	0.60%	0.60%
Other, net (in hundredths)	(0.30%)	0.30%	(0.80%)
Effective income tax rate (in hundredths)	35.00%	35.70%	34.80%